UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2011
Check here if Amendment	[ ]; Amendment Number:
This Amendment:		[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		May 17, 2011
Report Type:
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	63
Form 13F Information Table Value Total:	$519,568 (in thousands)

List of Other Included Managers:		NONE

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
FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER		CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
APACHE CORP	COM	037411105	275	2100	SH		SOLE
APPLE INC	COM	037833100	732	2100	SH		SOLE
CITIGROUP INC	COM	172967101	200	45307	SH		SOLE
IBM		COM	459200101	497	3047	SH		SOLE
ISH GOLD TRUST	ETF	464285105	771	55000	SH		SOLE
MSCI AUSTRALIA	ETF	464286103	6891	259000	SH		SOLE
MSCI BRAZIL	ETF	464286400	10501	135500	SH		SOLE
MSCI CDA INDEX	ETF	464286509	7293	217000	SH		SOLE
MSCI PAC J IDX	ETF	464286665	30317	627550	SH		SOLE
MSCI SINGAPORE	ETF	464286673	2186	160000	SH		SOLE
MSCI TAIWAN	ETF	464286731	743	50000	SH		SOLE
MSCI STH AFRCA	ETF	464286780	7966	109250	SH		SOLE
MSCI GERMAN	ETF	464286806	648	25000	SH		SOLE
MSCI MEX INVEST	ETF	464286822	5607	89250	SH		SOLE
MSCI JAPAN	ETF	464286848	258	25000	SH		SOLE
MSCI HONG KONG	ETF	464286871	5111	270000	SH		SOLE
FTSE CHINA25	ETF	464287184	7756	172700	SH		SOLE
TRANSP AVE IDX	ETF	464287192	405	4225	SH		SOLE
MSCI EMERG MKT	ETF	464287234	71342	1466100	SH		SOLE
IBOXX INV CPBD	ETF	464287242	216	2000	SH		SOLE
S&P500 GRW	ETF	464287309	11472	167000	SH		SOLE
S&P NA NAT RES	ETF	464287374	2108	45000	SH		SOLE
S&P/TOPIX 150	ETF	464287382	672	15000	SH		SOLE
S&P LTN AM 40	ETF	464287390	42860	797425	SH		SOLE
S&P 500 VALUE	ETF	464287408	7660	121000	SH		SOLE
MSCI EAFE INDEX	ETF	464287465	26510	441250	SH		SOLE
RUSSELL MCP VL	ETF	464287473	5825	121000	SH		SOLE
RUSSELL MCP GR	ETF	464287481	31036	509575	SH		SOLE
RUSSELL MIDCAP	ETF	464287499	5558	51000	SH		SOLE
S&P MIDCAP 400	ETF	464287507	2418	24500	SH		SOLE
S&P NA TECH FD	ETF	464287549	283	4500	SH		SOLE
COHEN&ST RLTY	ETF	464287564	2894	41275	SH		SOLE
RUSSELL1000VAL	ETF	464287598	16482	240000	SH		SOLE
S&P MC 400 GRW	ETF	464287606	24823	225000	SH		SOLE
RUSSELL1000GRW	ETF	464287614	24144	399275	SH		SOLE
RUSL 2000 VALU	ETF	464287630	2014	26720	SH		SOLE
RUSL 2000 GROW	ETF	464287648	3470	36400	SH		SOLE
RUSSELL 2000	ETF	464287655	2430	28875	SH		SOLE
DJ US REAL EST	ETF	464287739	21427	361000	SH		SOLE
DJ US ENERGY	ETF	464287796	341	7500	SH		SOLE
DJ US BAS MATL	ETF	464287838	3659	44750	SH		SOLE
S&P EURO PLUS	ETF	464287861	7319	175000	SH		SOLE
OILSVCHOLDRS	ETF	678002106	1151	7000	SH		SOLE
VG DIVAPP	ETF	921908844	11018	198500	SH		SOLE
VG HIGH DIV YLD	ETF	921946406	3768	85000	SH		SOLE
VG ALLWRLD XUS	ETF	922042775	6338	128500	SH		SOLE
VG MSCI PAC ETF	ETF	922042866	4326	77500	SH		SOLE											DJ UBS COPPER	ETF	06739F101	626	11000	SH		SOLE
CLAYM EXCHTRADE	ETF	18383M506	2274	107000	SH		SOLE
FREEPORT-MCMO	COM	35671D857	267	4800	SH		SOLE
QQQ TRUST	ETF	73935A104	29833	519500	SH		SOLE
PWRSH DB CMDTY	ETF	73935S105	1037	34000	SH		SOLE
SPDR S&P 500	ETF	78462F103	15402	116178	SH		SOLE
SPDR GOLD TRUST	ETF	78463V107	531	3800	SH		SOLE
SPDR ASIA PACIF ETF	78463X301	596	7000	SH		SOLE
SPDR FDS LATAM	ETF	78463X707	1152	13000	SH		SOLE
SPDR DJ REIT	ETF	78464A607	22630	350400	SH		SOLE
SPDR S&P DIVID	ETF	78464A763	6282	116000	SH		SOLE
SPDR S&PBIOTECH	ETF	78464A870	217	3250	SH		SOLE
SPDR SBI ENERGY	ETF	81369Y506	1735	21750	SH		SOLE
SPDR SBI INDS	ETF	81369Y704	226	6000	SH		SOLE
SPDR SBI TECH	ETF	81369Y803	2815	108000	SH		SOLE
SPDR SBI UTILS	ETF	81369Y886	2311	72500	SH		SOLE
			519658
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